NestYield Total Return Guard ETF
Schedule of Investments
February 28, 2025 (Unaudited)
COMMON STOCKS - 26.5%		Shares	Value
Consumer Discretionary Products - 0.2%
Tesla, Inc.(a)		78	$22,852

Consumer Discretionary Services - 0.1%
Chipotle Mexican Grill, Inc.(a)		141	7,610

Health Care - 0.8%
Eli Lilly & Co.		98	90,222

Media - 2.0%
Alphabet, Inc. - Class A		68	11,579
Meta Platforms, Inc. - Class A		41	27,396
Netflix, Inc.(a)		182	178,462
Uber Technologies, Inc.(a)		84	6,385
			223,822

Retail & Wholesale - Discretionary - 0.0%(b)
Amazon.com, Inc.(a)		20	4,246

Software & Tech Services - 0.2%
Microsoft Corp.		57	22,628

Tech Hardware & Semiconductors - 23.2%
Apple, Inc.		73	17,654
Broadcom, Inc.		6,026	1,201,765
NVIDIA Corp.		10,424	1,302,166
Taiwan Semiconductor Manufacturing Co. Ltd.		111	20,039
			2,541,624

TOTAL COMMON STOCKS (Cost $3,239,906)			2,913,004

PURCHASED OPTIONS - 2.0%(c)(d)(e)	Notional Amount	Contracts
Call Options - 0.9%
Alphabet, Inc., Expiration: 3/21/2025; Exercise Price: $182.50	$102,168	6	585
Alphabet, Inc., Expiration: 3/21/2025; Exercise Price: $172.50	1,565,071	39	13,767
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $215.00	658,068	31	15,655
Apple, Inc., Expiration: 3/21/2025; Exercise Price: $255.00	980,560	28	3,220
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $275.00	99,715	5	230
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $250.00	237,672	53	3,896
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $57.00	594,180	97	5,868
Eli Lilly & Co., Expiration: 3/21/2025; Exercise Price: $940.00	1,565,071	14	23,100
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $715.00	653,598	11	5,830
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $755.00	66,820	1	227
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $430.00	555,786	14	882
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $440.00	79,398	2	62
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,080.00	772,434	10	3,265
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $147.00	534,762	92	9,798
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $162.00	112,428	9	328
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/21/2025; Exercise Price: $195.00	54,159	3	703
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/21/2025; Exercise Price: $210.00	649,908	36	1,962
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $310.00	58,596	2	2,180
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $360.00	322,278	11	2,316
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $370.00	263,682	9	1,418
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $82.50	523,509	73	5,037
			100,329

Put Options - 1.1%
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $530.00	772,434	10	13,930
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $535.00	415,926	7	10,328
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $545.00	415,926	9	14,890
SPDR S&P 500 ETF, Expiration: 3/20/2026; Exercise Price: $545.00	534,762	7	13,990
SPDR S&P 500 ETF, Expiration: 3/21/2025; Exercise Price: $530.00	594,180	10	765
SPDR S&P 500 ETF, Expiration: 3/21/2025; Exercise Price: $535.00	415,926	7	613
SPDR S&P 500 ETF, Expiration: 3/21/2025; Exercise Price: $545.00	534,762	9	1,093
SPDR S&P 500 ETF, Expiration: 5/16/2025; Exercise Price: $530.00	1,056,979	10	3,865
SPDR S&P 500 ETF, Expiration: 5/16/2025; Exercise Price: $535.00	677,152	7	2,982
SPDR S&P 500 ETF, Expiration: 5/16/2025; Exercise Price: $545.00	415,926	9	4,685
SPDR S&P 500 ETF, Expiration: 7/18/2025; Exercise Price: $530.00	516,868	10	7,230
SPDR S&P 500 ETF, Expiration: 7/18/2025; Exercise Price: $535.00	772,434	7	5,460
SPDR S&P 500 ETF, Expiration: 7/18/2025; Exercise Price: $545.00	653,598	9	8,172
SPDR S&P 500 ETF, Expiration: 9/19/2025; Exercise Price: $530.00	534,762	10	10,190
SPDR S&P 500 ETF, Expiration: 9/19/2025; Exercise Price: $535.00	594,180	7	7,616
SPDR S&P 500 ETF, Expiration: 9/19/2025; Exercise Price: $545.00	534,762	9	11,165
			116,974

TOTAL PURCHASED OPTIONS (Cost $399,420)			217,303

SHORT-TERM INVESTMENTS - 74.6%		Shares
Money Market Funds - 19.6%
First American Government Obligations Fund - Class X, 4.29%(f)		2,151,401	2,151,401

U.S. Treasury Bills - 55.0%		Par
3/11/2025, 4.25%(g)		1,997,000	1,995,110
5/15/2025, 4.25%(g)		1,108,000	1,098,580
6/12/2025, 4.20%(g)		2,971,000	2,936,117
			6,029,807

TOTAL SHORT-TERM INVESTMENTS (Cost $8,180,505)			8,181,208

TOTAL INVESTMENTS - 103.1% (Cost $11,819,831)			$11,311,515
Liabilities in Excess of Other Assets - (3.1)%			(344,101)
TOTAL NET ASSETS - 100.0%			$10,967,444

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(g)	The rate shown is the annualized effective yield as of February 28, 2025.

NestYield Total Return Guard ETF
Schedule of Written Options Contracts
February 28, 2025 (Unaudited)
WRITTEN OPTIONS - (4.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $240.00	$(1,056,979)	(53)	$(7,420)
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $245.00	(99,715)	(5)	(285)
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $142.00	(1,261,692)	(101)	(16,463)
			(24,168)

Put Options - (4.6)%
Alphabet, Inc., Expiration: 3/21/2025; Exercise Price: $177.50	(102,168)	(6)	(5,595)
Alphabet, Inc., Expiration: 3/21/2025; Exercise Price: $170.00	(664,092)	(39)	(17,452)
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $210.00	(658,068)	(31)	(13,330)
Apple, Inc., Expiration: 3/21/2025; Exercise Price: $245.00	(677,152)	(28)	(19,880)
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $55.00	(523,509)	(97)	(21,437)
Eli Lilly & Co., Expiration: 3/21/2025; Exercise Price: $920.00	(1,288,882)	(14)	(31,885)
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $700.00	(735,020)	(11)	(43,725)
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $730.00	(66,820)	(1)	(6,412)
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $420.00	(635,184)	(16)	(38,560)
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,040.00	(980,560)	(10)	(66,350)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/21/2025; Exercise Price: $190.00	(54,159)	(3)	(3,960)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/21/2025; Exercise Price: $200.00	(649,908)	(36)	(76,680)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $355.00	(263,682)	(9)	(57,285)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $295.00	(58,596)	(2)	(3,635)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $340.00	(322,278)	(11)	(55,468)
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $80.00	(554,873)	(73)	(36,683)
			(498,337)

TOTAL WRITTEN OPTIONS (Premiums received $440,120)			$(522,505)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.